Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue
18.

Revenue
Cameco’s sales contracts with customers contain both fixed and market-related pricing. Fixed-price contracts are typically based on a term-price indicator at the time the contract is accepted and escalated over the term of the contract. Market-related contracts are based on either the spot price or long-term price, and the price is quoted at the time of delivery rather than at the time the contract is accepted. These contracts often include a floor and/or ceiling prices, which are usually escalated over the term of the contract. Escalation is generally based on a consumer price index. The Company’s contracts contain either one of these pricing mechanisms or a combination of the two. There is no variable consideration in the contracts and therefore no revenue is considered constrained at the time of delivery. Cameco expenses the incremental costs of obtaining a contract as incurred as the amortization period is less than a year.
The following table summarizes Cameco’s sales disaggregated by geographical region and contract type and includes a reconciliation to the Company’s reportable segments (note 28):
For the year ended December 31, 2024
Uranium Fuel services Other Total
Customer geographical region
Americas $ 1,401,742 $ 334,936 $ - $ 1,736,678
Europe 488,718 75,055 - 563,773
Asia 786,160 49,161 - 835,321
$ 2,676,620 $ 459,152 $ - $ 3,135,772
Contract type
Fixed-price $ 791,701 $ 413,148 $ - $ 1,204,849
Market-related 1,884,919 46,004 - 1,930,923
$ 2,676,620 $ 459,152 $ - $ 3,135,772
For the year ended December 31, 2023
Uranium Fuel services Other Total
Customer geographical region
Americas $ 1,044,386 $ 307,885 $ 9,048 $ 1,361,319
Europe 592,068 88,759 - 680,827
Asia 516,699 28,913 - 545,612
$ 2,153,153 $ 425,557 $ 9,048 $ 2,587,758
Contract type
Fixed-price $ 822,869 $ 414,289 $ 9,048 $ 1,246,206
Market-related 1,330,284 11,268 - 1,341,552
$ 2,153,153 $ 425,557 $ 9,048 $ 2,587,758
Deferred sales
The following table provides information about contract liabilities (note 15) from contracts with customers:
2024 2023
Beginning of year $ 45,372 $ 66,845
Additions 159,712 25,935
Recognized in revenue (98,532) (47,403)
Effect of movements in exchange rates 17 (5)
End of year $ 106,569 $ 45,372
Deferred sales primarily relates to advance consideration received from customers for future uranium and conversion deliveries as well as revenue related to the storage of uranium and converted uranium held at Cameco facilities.
The revenue
related to storage is recognized over time while the revenue related to future uranium and conversion deliveries is expected to be recognized between 2025 and 2028 as deliveries occur.
Cameco recognized an increase of revenue of $ 42,000

(2023 - decrease of revenue of $
648,000 ) during 2024 from
performance obligations satisfied (or partially satisfied) in previous periods. This is due to the difference between actual pricing indices and the estimates at the time of invoicing.
Future sales commitments
Cameco’s sales portfolio consists of short and long-term sales commitments. The contracts can be executed well in advance of a delivery and include both fixed and market-related pricing.

The following table summarizes the expected future revenue,
by segment, related to only fixed-price contracts with remaining future deliveries as follows:
2025 2026 2027 2028 2029 Thereafter Total
Uranium $ 826,196 $ 510,118 $ 514,192 $ 517,771 $ 451,746 $ 686,197 $ 3,506,220
Fuel services 420,843 453,485 449,008 427,821 398,127 1,633,192 3,782,476
Total $ 1,247,039 $ 963,603 $ 963,200 $ 945,592 $ 849,873 $ 2,319,389 $ 7,288,696
The sales contracts are denominated largely in US dollars and converted from US to Canadian dollars at a rate of $ 1.40 .
The amounts in the table represent the consideration the Company will be entitled to receive when it satisfies the remaining performance obligations in the contracts. The amounts include assumptions about volumes for contracts that have volume flexibility. Cameco’s total revenue that will be earned will also include revenue from contracts with market-related pricing. The
Company has elected to exclude these amounts from the table as the transaction price will not be known until the time of delivery. Contracts with an original duration of one year or less have been included in the table.